1 (212) 318-6095 thomaspeeney@paulhastings.com

February 21, 2025

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Brookfield Infrastructure Income Fund Inc. (the “Fund”) Post-Effective Amendment No. 3 to the Registration Statement on Form N-2 under the Securities Act of 1933 (File Nos. 333-272606; 811-23863)

Ladies and Gentlemen:

On behalf of the Fund, we hereby transmit for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, one copy of Post-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-2 (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a) of Rule 486 of the Securities Act for the purpose of making certain updates to the Fund’s investment strategy and related risk factor disclosure. It is proposed that the Amendment will become automatically effective on April 30, 2025, pursuant to paragraph (a) of Rule 486 of the Securities Act. The Amendment is marked against Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 made on April 30, 2024 (Accession No. 0001104659-24-054283).

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Sincerely,

/s/ Thomas D. Peeney

Thomas D. Peeney, Esq.

for Paul Hastings LLP